Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 140,261	$ 138,111
Accumulated depreciation and amortization	(106,479)	(104,104)
Total	33,782	34,007
Depreciation and amortization expense	4,500	4,100	$ 4,100
Occupancy expense of the Bank's premises included rental expense	8,422	8,165	$ 8,213
Land [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	2,651	2,444
Buildings [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	37,103	36,347
Furniture, Fixtures and Equipment [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	64,059	62,902
Leasehold Improvements [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 36,448	$ 36,418